Summary of net defined benefit liability asset (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Change in plan liabilities
Balances – Beginning of the period
Acquisition of Aeterna (note 5)	22,136
Current service cost	59
Interest cost	471
Actuarial loss from changes in financial assumptions	(1,186)
Benefits paid	(496)
Impact of foreign exchange rate changes	(953)
Balances – End of the period	22,403
Change in plan assets
Balances – Beginning of the period
Acquisition of Aeterna (note 5)	10,972
Interest income from plan assets	236
Employer contributions	23
Employee contributions	7
Benefits paid	(149)
Remeasurement of plan assets	28
Impact of foreign exchange rate changes	(448)
Balances – End of the period	10,669
Net liability of the unfunded plans	11,165
Net liability of the funded plans	569
Net amount recognized as Employee future benefits	11,734
Amounts recognized:
In net loss	288
Actuarial loss on defined benefit plans in other comprehensive loss	(1,157)
Pension defined benefit plans [member]
Change in plan liabilities
Balances – Beginning of the period
Acquisition of Aeterna (note 5)	22,036
Current service cost	71
Interest cost	469
Actuarial loss from changes in financial assumptions	(1,185)
Benefits paid	(496)
Impact of foreign exchange rate changes	(949)
Balances – End of the period	22,316
Change in plan assets
Balances – Beginning of the period
Acquisition of Aeterna (note 5)	10,972
Interest income from plan assets	236
Employer contributions	23
Employee contributions	7
Benefits paid	(149)
Remeasurement of plan assets	28
Impact of foreign exchange rate changes	(448)
Balances – End of the period	10,669
Net liability of the unfunded plans	11,078
Net liability of the funded plans	569
Net amount recognized as Employee future benefits	11,647
Amounts recognized:
In net loss	297
Actuarial loss on defined benefit plans in other comprehensive loss	(1,157)
Other benefit plans [member]
Change in plan liabilities
Balances – Beginning of the period
Acquisition of Aeterna (note 5)	100
Current service cost	(12)
Interest cost	2
Actuarial loss from changes in financial assumptions	(1)
Benefits paid
Impact of foreign exchange rate changes	(4)
Balances – End of the period	87
Change in plan assets
Balances – Beginning of the period
Acquisition of Aeterna (note 5)
Interest income from plan assets
Employer contributions
Employee contributions
Benefits paid
Remeasurement of plan assets
Impact of foreign exchange rate changes
Balances – End of the period
Net liability of the unfunded plans	87
Net liability of the funded plans
Net amount recognized as Employee future benefits	87
Amounts recognized:
In net loss	(9)
Actuarial loss on defined benefit plans in other comprehensive loss